Material accounting policies and use of significant judgements and estimates - Property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)	30 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)	50 years
Machinery | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)	3 years
Machinery | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)	7 years